Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Assumptions generally used in calculating the reserve for life-contingent (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contractholder funds
Total contractholder funds	$ 2,464,770	$ 2,547,968	$ 2,681,300	$ 2,874,884
Interest-sensitive life insurance
Contractholder funds
Total contractholder funds	773,531	756,995
Fixed annuities
Contractholder funds
Total contractholder funds	$ 1,639,591	1,741,488
Key contract provisions relating to contractholder funds:
Percent of fixed annuities subject to market value adjustment for discretionary withdrawals (as a percent)	12.20%
Other investment contracts
Contractholder funds
Total contractholder funds	$ 51,648	$ 49,485
Other investment contracts | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	1.70%
Other investment contracts | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	10.30%
Equity-indexed life insurance | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	0.00%
Equity-indexed life insurance | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	8.30%
Other life insurance | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	2.00%
Other life insurance | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	5.10%
Equity indexed fixed annuities
Key contract provisions relating to contractholder funds:
Period for withdrawal or surrender charges (in years)	20 years
Immediate fixed annuities | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	0.60%
Immediate fixed annuities | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	7.00%
Other fixed annuities | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	1.00%
Other fixed annuities | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	5.00%